Retirement Benefit Plans (Schedule of benefit obligations in excess of plan assets) (Details) (Retirement Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Member]
Accumulated benefit obligation	$ 416.6	$ 371.8
Fair value of plan assets	325.1	274.6
Projected benefit obligation	$ 416.6	$ 371.8